Equity, Stock Options, and Warrants (Details) - Stock Option [Member]	12 Months Ended
Dec. 31, 2015
Dividend yield	0.00%
Minimum [Member]
Expected volatility	100.00%
Risk-free interest rate	1.10%
Expected life (in years)	3 years
Maximum [Member]
Expected volatility	150.00%
Risk-free interest rate	2.15%
Expected life (in years)	6 years 9 months 18 days